Accruals	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accruals	42 Accruals

	2020	2019
Accrued interest	241	292
Accrued expenses	210	134
At December 31	451	426
The carrying amounts disclosed reasonably approximate the fair values as at the year-end.